SEGMENT DATA AND RELATED INFORMATION - 10K	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Data and Related Information [Abstract]
SEGMENT DATA AND RELATED INFORMATION
14. SEGMENT DATA AND RELATED INFORMATION
Operating segments include components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the Company's “Chief Executive Officer”) in deciding how to allocate resources and in assessing the Company's performance. As a result of the similarities in the procurement, manufacturing and distribution processes for the Company’s products, much of the information provided in the Consolidated Financial Statements, and provided in the segment table below, is similar to, or the same as, that reviewed on a regular basis by the Company's Chief Executive Officer.
At June 30, 2016, the Company’s operations are organized into the following reportable segments:
•
Consumer - The Consumer segment is comprised of the Company's consumer brands, which primarily include Revlon, Almay, SinfulColors and Pure Ice in color cosmetics; Revlon ColorSilk in women’s hair color; Revlon in beauty tools; and Mitchum in anti-perspirant deodorants. The Company’s principal customers for its consumer products include large volume retailers, chain drug and food stores, chemist shops, hypermarkets, general merchandise stores, the Internet/e-commerce, television shopping, department stores, one-stop shopping beauty retailers, specialty cosmetics stores and perfumeries in the U.S. and internationally. The Consumer segment also includes a skincare line under the Natural Honey brand and a hair color line under the Llongueras brand sold to large volume retailers and other retailers, primarily in Spain, which were acquired as part of the Colomer Acquisition. In October 2015 and in May 2016, the Company acquired the U.S. Cutex business and Cutex International business and related assets, respectively. The results of operations relating to the sales of Cutex nail care products are included within the Consumer segment.

•
Professional - The Professional segment is comprised primarily of the brands which the Company acquired in the Colomer Acquisition, which include Revlon Professional in hair color and hair care; CND-branded productsin nail polishes and nail enhancements; and American Crew in men’s grooming products, all of which are sold worldwide to professional salons. The Company’s principal customers for its professional products include hair and nail salons and distributors to professional salons in the U.S. and internationally. The Professional segment also includes a multi-cultural line consisting of Creme of Nature hair care products sold to large volume retailers, other retailers and professional salons, primarily in the U.S.

•
Other - The Other segment primarily includes the operating results of the CBB business and related purchase accounting for the CBB Acquisition. CBB develops, manufactures, markets and distributes fragrances and other beauty products under various celebrity, lifestyle and fashion brands licensed from third parties, principally through department stores and selective distribution in international territories. The results included within the Other segment are not material to the Company’s consolidated results of operations.

The Company's management evaluates segment profit, which is defined as income from continuing operations before interest, taxes, depreciation, amortization, stock-based compensation expense, gains/losses on foreign currency fluctuations, gains/losses on the early extinguishment of debt and miscellaneous expenses, for each of the Company's reportable segments. Segment profit also excludes unallocated corporate expenses and the impact of certain items that are not directly attributable to the reportable segments' underlying operating performance, which includes the impacts of: (i) restructuring and related charges; (ii) acquisition and integration costs; (iii) deferred compensation related to the accounting for the CBB Acquisition; and (iv) costs of sales resulting from a fair value adjustment in the second quarter of 2016 and 2015 to inventory acquired in the Cutex International Acquisition and CBB Acquisition, respectively. Such items are shown below in the table reconciling segment profit to consolidated income from continuing operations before income taxes. Unallocated corporate expenses primarily include general and administrative expenses related to the corporate organization. These expenses are recorded in unallocated corporate expenses, as these items are centrally directed and controlled and are not included in internal measures of segment operating performance. The Company does not have any material inter-segment sales.
The accounting policies for each of the reportable segments are the same as those described in Note 1, “Description of Business and Summary of Significant Accounting Policies” in the Company's 2015 Form 10-K. The Company's assets and liabilities are managed centrally and are reported internally in the same manner as the Consolidated Financial Statements; thus, no additional information regarding assets and liabilities of the Company’s reportable segments is produced for the Company's Chief Executive Officer or included in these Consolidated Financial Statements.
The following table is a comparative summary of the Company’s net sales and segment profit by reportable segment for the three and six months ended June 30, 2016 and 2015.

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016		2015
Segment Net Sales:
Consumer	$359.5	$354.7	$679.5		$679.0
Professional	123.3	123.4	238.4		237.6
Other	$6.1	$4.3	10.6		4.3
Total	$488.9	$482.4	$928.5		$920.9

Segment Profit:
Consumer	$81.0	$83.8	$139.4		$146.0
Professional	24.1	24.3	49.7		53.5
Other	$0.1	$0.2	(0.8)		0.2
Total	$105.2	$108.3	$188.3		$199.7

Reconciliation:
Segment Profit	$105.2	$108.3	$188.3		$199.7
Less:
Unallocated corporate expenses	16.2	15.8	30.4		30.5
Depreciation and amortization	26.3	25.2	52.2		50.8
Non-cash stock compensation expense	1.1	1.2	3.3		2.8
Non-Operating items:
Restructuring and related charges	0.5	(3.0)	1.8		(2.3)
Acquisition and integration costs	5.5	4.7	6.0		5.9
Deferred compensation related to CBB acquisition	0.9	0.7	1.8	—	0.7
Inventory purchase accounting adjustment, cost of sales	0.1	0.6	0.1		0.6
Operating Income	54.6	63.1	92.7		110.7
Less:
Interest Expense	20.9	20.5	41.9		40.5
Amortization of debt issuance costs	1.4	1.4	2.9		2.8
Foreign currency losses (gains), net	8.5	(7.9)	5.1		8.0
Miscellaneous, net	0.2	0.2	0.5		0.2
Income from continuing operations before income taxes	$23.6	$48.9	$42.3		$59.2
As of June 30, 2016, the Company had operations established in 23 countries outside of the U.S. and its products are sold throughout the world. Generally, net sales by geographic area are presented by attributing revenues from external customers on the basis of where the products are sold.

	Three Months Ended June 30,				Six Months Ended June 30,
	2016		2015		2016		2015
Geographic area:
Net sales:
United States	$263.0	54%	$267.0	55%	$510.7	55%	$511.4	56%
Outside of the United States	225.9	46%	215.4	45%	417.8	45%	409.5	44%
	$488.9		$482.4		$928.5		$920.9

	June 30, 2016		December 31, 2015
Long-lived assets, net:
United States	$853.0	77%	$854.7	79%
Outside of the United States	258.8	23%	232.4	21%
	$1,111.8		$1,087.1

	Three Months Ended June 30,				Six Months Ended June 30,
	2016		2015		2016		2015
Classes of similar products:
Net sales:
Color cosmetics	$263.4	54%	$266.0	55%	$487.7	52%	$505.5	55%
Hair care	134.7	27%	130.0	27%	266.8	29%	256.9	28%
Beauty care and fragrance	90.8	19%	86.4	18%	174.0	19%	158.5	17%
	$488.9		$482.4		$928.5		$920.9

18. SEGMENT DATA AND RELATED INFORMATION
Operating segments include components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the Company's “Chief Executive Officer”) in deciding how to allocate resources and in assessing the Company's performance. As a result of the similarities in the procurement, manufacturing and distribution processes for the Company’s products, much of the information provided in the Consolidated Financial Statements, and provided in the segment table below, is similar to, or the same as, that reviewed on a regular basis by the Company's Chief Executive Officer.
At December 31, 2015, the Company’s operations are organized into the following reportable segments:
•
Consumer - The Consumer segment is comprised of the Company's consumer brands, which primarily include Revlon, Almay, SinfulColors and Pure Ice in color cosmetics; Revlon ColorSilk in women’s hair color; Revlon in beauty tools; and Mitchum in anti-perspirant deodorants. The Company’s principal customers for its consumer products include large volume retailers, chain drug and food stores, chemist shops, hypermarkets, general merchandise stores, the Internet/e-commerce, television shopping, department stores, one-stop shopping beauty retailers, specialty cosmetics stores and perfumeries in the U.S. and internationally. The Consumer segment also includes a skincare line under the Natural Honey brand and hair color line under the Llongueras brand sold to large volume retailers and other retailers, primarily in Spain, which were acquired as part of the Colomer Acquisition.

•
Professional - The Professional segment is comprised primarily of the brands which the Company acquired in the Colomer Acquisition, which include Revlon Professional in hair color and hair care; CND-branded productsin nail polishes and nail enhancements; and American Crew in men’s grooming products, all of which are sold worldwide to professional salons. The Company’s principal customers for its professional products include hair and nail salons and distributors to professional salons in the U.S. and internationally. The Professional segment also includes a multi-cultural line consisting of Creme of Nature hair care products sold to large volume retailers, other retailers and professional salons, primarily in the U.S.

•
Other - The Other segment primarily includes the operating results of the CBB business and related purchase accounting for the Company's April 2015 CBB Acquisition. CBB develops, manufactures, markets and distributes fragrances and other beauty products under various celebrity, lifestyle and fashion brands licensed from third parties, principally through department stores and selective distribution in international territories. The results included within the Other segment are not material to the Company's consolidated results of operations.

The Company's management evaluates segment profit, which is defined as income from continuing operations before interest, taxes, depreciation, amortization, stock-based compensation expense, gains/losses on foreign currency fluctuations, gains/losses on the early extinguishment of debt and miscellaneous expenses, for each of the Company's reportable segments. Segment profit also excludes unallocated corporate expenses and the impact of certain items that are not directly attributable to the reportable segments' underlying operating performance, which includes the impacts of: (i) restructuring and related charges; (ii) acquisition and integration costs; (iii) goodwill impairment charge; (iv) pension lump sum settlement charges; (v) costs of sales resulting from a fair value adjustment to inventory acquired in acquisitions; (vi) deferred compensation related to the CBB Acquisition; (vii) insurance proceeds received in 2013 related to the 2011 fire that destroyed the Company's facility in Venezuela; and (viii) an accrual for estimated clean-up costs related to the Company's facility in Venezuela. Such items are shown below in the table reconciling segment profit to consolidated income from continuing operations before income taxes. Unallocated corporate expenses primarily include general and administrative expenses related to the corporate organization. These expenses are recorded in unallocated corporate expenses, as these items are centrally directed and controlled and are not included in internal measures of segment operating performance. During the second quarter of 2015, the Company removed pension-related costs for its U.S. qualified defined benefit pension plans from the measurement of its operating segment results. As a result, $8.2 million and $4.9 million in pension-related costs were reclassified from the measurement of Consumer segment profit and included as a component of unallocated corporate expenses for 2014 and 2013, respectively. The Company does not have any material inter-segment sales.
The accounting policies for each of the reportable segments are the same as those described in Note 1, “Description of Business and Summary of Significant Accounting Policies.” The Company's assets and liabilities are managed centrally and are reported internally in the same manner as the Consolidated Financial Statements; thus, no additional information regarding assets and liabilities of the Company’s reportable segments is produced for the Company's Chief Executive Officer or included in these Consolidated Financial Statements.
The following table is a comparative summary of the Company’s net sales and segment profit by reportable segment for each of 2015, 2014, and 2013. In the table below, certain prior period amounts have been reclassified to conform to the presentation for 2015.

	Twelve Months Ended December 31,
	2015	2014		2013
Segment Net Sales:
Consumer	$1,414.8	$1,438.3		$1,394.2
Professional	471.1	502.7		100.5
Other	$28.4	$—		$—
Total	$1,914.3	$1,941.0		$1,494.7

Segment Profit:
Consumer (a)	$360.2	$339.4		$342.3
Professional	103.9	104.8		5.1
Other	$1.4	$—		$—
Total	$465.5	$444.2		$347.4

Reconciliation:
Segment Profit	$465.5	$444.2		$347.4
Less:
Unallocated corporate expenses (a)	79.0	59.2		53.8
Depreciation and amortization	103.2	102.6	—	76.7
Non-cash stock compensation expense	5.1	5.5		0.2
Non-Operating items:
Restructuring and related charges	11.6	22.6		4.5
Acquisition and integration costs	8.0	6.4		25.4
Inventory purchase accounting adjustment, cost of sales	0.9	2.6		8.5
Pension Lump sum settlement	20.7	—		—
Goodwill impairment charge	9.7	—		—
Deferred Compensation related to CBB Acquisition	2.5	—		—
Gain from insurance proceeds related to Venezuela fire	—	—		(26.4)
Accrual for clean-up costs related to destroyed facility in Venezuela	—	—		7.6
Operating Income	224.8	245.3		197.1
Less:
Interest Expense	83.3	84.4		78.6
Amortization of debt issuance costs	5.7	5.5		3.5
Loss on early extinguishment of debt	—	2.0		29.7
Foreign currency losses (gains), net	15.7	25.0		3.7
Miscellaneous, net	0.4	1.2		1.0
Income from continuing operations before income taxes	$119.7	$127.2		$80.6
(a)
During the second quarter of 2015, the Company removed pension-related costs for its U.S. qualified defined benefit pension plans from the measurement of its operating segment results. As a result, $8.2 million and $4.9 million of pension-related costs were reclassified from the measurement of Consumer segment profit and included as a component of unallocated corporate expenses for 2014 and 2013, respectively.

As of December 31, 2015, the Company had operations established in 22 countries outside of the U.S. and its products are sold throughout the world. Generally, net sales by geographic area are presented by attributing revenues from external customers on the basis of where the products are sold. Walmart and its affiliates worldwide accounted for approximately 18%, 16% and 20% of the Company’s worldwide net sales in 2015, 2014 and 2013, respectively, and such sales are primarily included within the net sales of the Consumer segment.
The Company expects that Walmart and a small number of other customers will, in the aggregate, continue to account for a large portion of the Company’s net sales. As is customary in the consumer products industry, none of the Company’s customers is under an obligation to continue purchasing products from the Company in the future.
In the tables below, certain prior year amounts have been reclassified to conform to the current period’s presentation.

	Year Ended December 31,
	2015		2014		2013
Geographic area:
Net sales:
United States	$1,043.7	55%	$1,021.9	53%	$832.8	56%
Outside of the United States	870.6	45%	919.1	47%	$661.9	44%
	$1,914.3		$1,941.0		$1,494.7

	December 31, 2015		December 31, 2014
Long-lived assets, net:
United States	$874.7	79%	$845.5	76%
Outside of the United States	232.4	21%	271.7	24%
	$1,107.1		$1,117.2

	Year Ended December 31,
	2015		2014		2013
Classes of similar products:
Net sales:
Color cosmetics	$1,026.4	54%	$1,032.4	53%	$926.4	62%
Hair care	522.1	27%	545.0	28%	263.9	18%
Beauty care and fragrance	365.8	19%	363.6	19%	304.4	20%
	$1,914.3		$1,941.0		$1,494.7